Inventories, Net (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Inventory	$ 463,691	$ 442,681
Less: reserve for obsolete inventories	(7,175)	(12,011)
Total	$ 456,516	$ 430,670